Income Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Income Per Share

Note 7: Income Per Share

The following table presents the basis of the income per share computation:

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Numerator for basic and diluted income per share:
Income from continuing operations	$66,508	$74,432	$104,734
Less: Net loss attributable to noncontrolling interest	(24)	—	—

Income from continuing operations attribuable to Belden stockholders	66,532	74,432	104,734
Income (loss) from discontinued operations, net of tax, attributable to Belden stockholders	(242)	579	(1,421)
Loss from disposal of discontinued operations, net of tax, attributable to Belden stockholders	(86)	(562)	—

Net income attributable to Belden stockholders	$66,204	$74,449	$103,313

Denominator:
Weighted average shares outstanding, basic	42,390	43,273	43,871
Effect of dilutive common stock equivalents	563	724	866

Weighted average shares outstanding, diluted	42,953	43,997	44,737

For the years ended December 31, 2015, 2014, and 2013, diluted weighted average shares outstanding do not include outstanding equity awards of 0.4 million, 0.2 million, and 0.2 million, respectively, because to do so would have been anti-dilutive.

For purposes of calculating basic earnings per share, unvested restricted stock units are not included in the calculation of basic weighted average shares outstanding until all necessary conditions have been satisfied and issuance of the shares underlying the restricted stock units is no longer contingent. Necessary conditions are not satisfied until the vesting date, at which time holders of our restricted stock units receive shares of our common stock.

For purposes of calculating diluted earnings per share, unvested restricted stock units are included to the extent that they are dilutive. In determining whether unvested restricted stock units are dilutive, each issuance of restricted stock units is considered separately.

Once a restricted stock unit has vested, it is included in the calculation of both basic and diluted weighted average shares outstanding.